Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

9. Intangible assets

		Customer	Technology
	Goodwill	relationships	and other	Software	Total
	$'m	$'m	$'m	$'m	$'m
2019
Cost
At January 1, 2019	1,970	2,300	255	110	4,635
Additions	—	—	12	13	25
Disposal of Food & Specialty	(328)	(203)	(103)	(44)	(678)
Disposal	—	—	—	(1)	(1)
Transfers	—	—	(11)	11	—
Exchange	(18)	(14)	(3)	(2)	(37)
At December 31, 2019	1,624	2,083	150	87	3,944
Amortization
At January 1, 2019		(817)	(153)	(64)	(1,034)
Charge for the year		(214)	(27)	(8)	(249)
Disposal of Food & Specialty		146	60	6	212
Disposal		—	—	1	1
Exchange		5	3	2	10
At December 31, 2019		(880)	(117)	(63)	(1,060)
Net book value
At December 31, 2019	1,624	1,203	33	24	2,884
2020
Cost
At January 1, 2020	1,624	2,083	150	87	3,944
Additions	—	—	10	2	12
Impairment (Note 4)	—	—	(6)	(2)	(8)
Transfers	—	—	(6)	6	—
Exchange	58	73	2	12	145
At December 31, 2020	1,682	2,156	150	105	4,093
Amortization
At January 1, 2020		(880)	(117)	(63)	(1,060)
Charge for the year		(206)	(22)	(7)	(235)
Exchange		(33)	(3)	(6)	(42)
At December 31, 2020		(1,119)	(142)	(76)	(1,337)
Net book value
At December 31, 2020	1,682	1,037	8	29	2,756

Amortization expense of $235 million (2019:  $233 million, 2018:  $237 million) has been charged to the consolidated income statement of the Group in respect of continuing operations. An amortization expense of $nil (2019:  $16 million, 2018:  $28 million) has been charged to the consolidated income statement of the Group in respect of the discontinued operation.

Impairment

The Board has considered the carrying value of the Group’s intangible assets (excluding goodwill) and assessed for indicators of impairment as at December 31, 2020 in accordance with IAS 36. In the year ended December 31, 2020 an impairment charge of $8 million (2019: $nil; 2018: $nil) has been recognized, which relates to the impairment of certain technology and software assets as further described in Note 4.

Goodwill

Allocation of goodwill

Goodwill has been allocated to groups of CGUs for the purpose of impairment testing. The groupings represent the lowest level at which the related goodwill is monitored for internal management purposes. Goodwill acquired through business combination activity is allocated to CGUs that are expected to benefit from synergies arising from that combination.

The lowest level within the Group at which the goodwill is monitored for internal management purposes and consequently the CGUs to which goodwill is allocated is set out below. On this basis the Group’s CGUs are identified as follows:

	At December 31,
	2020	2019
	$'m	$'m
Metal Beverage Packaging Europe	618	566
Metal Beverage Packaging Americas	437	437
Glass Packaging Europe	67	61
Glass Packaging North America	560	560
Total Goodwill	1,682	1,624

Impairment tests for goodwill

The Group performs its impairment test of goodwill annually following approval of the annual budget or whenever indicators suggest that impairment may have occurred.

Recoverable amount and carrying amount

The Group uses the value in use (“VIU”) model for the purposes of goodwill impairment testing, as this reflects the Group’s intention to hold and operate the assets.  However, if an impairment indicator exists for a CGU, the Group also uses the fair value less costs of disposal (“FVLCD”) model in order to establish the recoverable amount being the higher of the VIU model and FVLCD model when compared to the carrying value of the CGU.

Impairment test for all CGU’s other than for Glass Packaging North America in 2020

For the 2020 and 2019 reporting periods, the recoverable amount of the cash-generating units (CGUs) was determined based on value-in-use calculations which require the use of assumptions. The recoverable amount of the Glass Packaging North America CGU has been determined based on the value-in-use calculation for the 2019 reporting period.

The VIU model used the 2021 budget approved by the Board and a three-year forecast for 2022 to 2024 (2019 two-year forecast period). The budget and forecast results were then extended for a further one year period (2019: two-year period) making certain assumptions, including the profile between long-term depreciation and capital expenditure in addition to the how changes in input cost will impact customer pricing, in line with historic practice and contractual terms.

Cash flows considered in the VIU model included the cash inflows and outflows related to the continuing use of the assets over their remaining useful lives, expected earnings, required maintenance capital expenditure, depreciation and working capital.

The discount rate applied to cash flows in the VIU model was estimated using our weighted average cost of capital as determined by the Capital Asset Pricing Model with regard to the risks associated with the cash flows being considered (country, market and specific risks of the asset).

The modelled cash flows take into account the Group’s established history of earnings, cash flow generation and the nature of the markets in which we operate, where product obsolescence is low. The key assumptions employed in modelling estimates of future cash flows are subjective and include projected Adjusted EBITDA, discount rates and growth rates, replacement capital expenditure requirements, rates of customer retention and the ability to maintain margin through the pass through of input cost inflation.

The terminal value assumed long-term growth based on a combination of factors including long-term inflation in addition to industry and market specific factors. The range of growth rates applied by management in respect of the terminal values applicable to all groups of CGU’s were 1.0% - 1.5% (2019: 1.0% - 1.5%).

A sensitivity analysis was performed reflecting potential variations in terminal growth rate and discount rate assumptions. In all cases the recoverable values calculated were in excess of the carrying values of the CGUs. The variation applied to terminal value growth rates and discount rates was a 50 basis points decrease and increase respectively and represents a reasonably possible change to the key assumptions of the VIU model. Further, a reasonably possible change to the operating cash flows would not reduce the recoverable amounts below the carrying value of the CGUs.

Impairment test for Glass Packaging North America in 2020

Management has determined the recoverable amount of the Glass Packaging North America CGU by assessing the fair value less cost of disposal (FVLCD) of the underlying assets using a market approach, on the basis that this gave a higher recoverable amount than an assessment based on Value in Use. The valuation is considered to be level 3 in the fair value hierarchy due to unobservable inputs used in the valuation.

The key assumptions applied in the FVLCD calculation for the Glass Packaging North America CGU are, by their nature, subjective and include, FY21 projected revenue volumes, cost savings and the effects of future restructuring as part of estimating the projected Adjusted EBITDA from a market participant’s perspective. The market participant projected adjusted EBITDA was then multiplied by a multiple of 6.5x, based on comparable companies and also based on market transactions, which was then adjusted for selling costs. The recoverable amount was then compared to the carrying value of the Glass Packaging North America CGU, resulting in an excess of the recoverable amount on the carrying value goodwill allocated to Glass Packaging North America in the year ended December 31, 2020.

A sensitivity analysis was performed on the FVLCD calculation by increasing and decreasing the market participant projected adjusted EBITDA by 5% and also, the multiple which was applied to the market participant projected adjusted EBITDA by 25 basis points respectively. The results of the sensitivity analysis did not result in an impairment charge.

The additional disclosures required under IAS 36 in relation to significant goodwill amounts arising in the groups of CGUs are as follows:

	Metal	Metal		Glass
	Beverage	Beverage	Glass	Packaging
	Packaging	Packaging	Packaging	North
	Europe	Americas	Europe	America
	$'m/%	$'m/%	$'m/%	$'m/%
2020
Carrying amount of goodwill	618	437	67	560
Excess of recoverable amount	1,950	1,732	4,244	86
Pre-tax discount rate applied	5.1	7.9	6.5	N/A
2019
Carrying amount of goodwill	566	437	61	560
Excess of recoverable amount	2,109	1,581	3,842	158
Pre-tax discount rate applied	5.1	8.5	6.5	7.2